ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2023	March 31, 2022
	($)	($)
Accounts payable	944,393	175,850
Accrued liabilities	236,470	237,428
Total	1,180,863	413,278